Accrued Expenses	6 Months Ended
Jun. 30, 2021
Accrued Expenses
Accrued Expenses

NOTE 9: ACCRUED EXPENSES

Accrued expenses as of June 30, 2021 and December 31, 2020 consisted of the following:

	June 30, 2021	December 31, 2020
Accrued voyage expenses	$1,633	$2,248
Accrued loan interest	7,338	8,194
Accrued legal and professional fees	1,307	2,083
Total accrued expenses	$10,278	$12,525